BORROWING COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Borrowing Costs [Abstract]
Disclosure of detailed information about borrowing costs [Text Block]
At the date of issuance of these consolidated financial statements, Arauco has capitalized financial interest related to the modernization and expansion of Planta Arauco (MAPA).

	January - December
	2022	2021
	ThU.S.$	ThU.S.$
Interest cost capitalized, property, plant and equipment
Capitalization rate of interest cost capitalized, property, plant and equipment	4.33%	4.36%
Amount of the interest cost capitalized, property, plant and equipment	103,629	80,789